Note 6 - Term Loans, Revolving Line of Credit and Warrants	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Notes to Financial Statements
Long-term Debt [Text Block]
(
6
)
       Term Loan
s
, Revolving Line of Credit and Warrants

On
April 27, 2017,
the Company entered into a
$1,500,000
loan agreement with Partners For Growth V, L.P. (“PFG”), which was funded by PFG on
April 28, 2017 (
the
“2017
Loan”). The
2017
Loan, which matures on
April 27, 2019,
provides for interest only payments during the term of the loan with principal and any accrued interest and fees due upon maturity. The
2017
Loan bears interest at a fixed aggregate per annum rate equal to
16%
per annum, of which
9.5%
per annum rate is payable monthly in cash and
6.5%
per annum rate is accrued monthly and due upon maturity. In addition, the Company agreed to pay PFG a cash fee of up to
$100,000
payable upon maturity (the “back-end fee”),
$76,000
of which was earned on
April 27, 2017,
and
$24,000
of which is earned at the rate of
$1,000
per month on the
first
day of each month if the loan principal (or any amount thereof) is outstanding during any day of the prior month.

Additionally, the
2017
Loan provides for the Company’s issuance of up to
250,000
common shares to PFG, of which
190,000
was eaned by PFG upon signing (
April 27, 2017)
and
60,000
of which is earned at the rate of
2,500
per month on the
first
day of each month if the loan principal (or any amount thereof) is outstanding during any day of the prior month. The
2017
Loan provided for certain financial covenants related to the revenue achievement and maintenance of tangible net worth. PFG can accelerate the maturity of the loan in case of a default and the Company can prepay the loan before maturity without interest prepayments or penalty. The Company has pledged all of its assets as collateral for the
2017
Loan, including all its accounts, inventory, equipment, deposit accounts, intellectual property and all other personal property. The
2017
Loan is subordinate to the Bridge Bank line of credit (see Note
5,
Accounts Receivable Line of Credit).

The requirement to issue
60,000
shares of the Company’s common stock over the term of the loan is an embedded derivative (an embedded equity forward). The Company evaluated the embedded derivative in accordance with ASC
815
-
15
-
25.
The embedded derivative is
not
clearly and closely related to the debt host instrument and therefore is being separately measured at fair value, with subsequent changes in fair value being recognized in the consolidated statements of operations.

The proceeds received upon issuing the loan were allocated to: i) common stock, for the fair value of the
190,000
shares of common stock initially issued to the lender; ii) the fair value of the embedded derivative; and iii) the loan host instrument. Upon issuance of the loan, the Company recognized
$1,576,000
of principal payable to PFG, representing the stated principal balance of
$1,500,000
plus the initial back-end fee of
$76,000.
The initial carrying value of the loan was recognized net of debt discount aggregating approximately
$326,000,
which is comprised of the following:

Fees paid to the lender and third parties	$44,000
Back-end fee	76,000
Estimated fair value of embedded equity forward	49,000
Fair value of 190,000 shares of common stock issued to lender	157,000
Aggregate discount amount	$326,000

The bifurcated embedded derivative and the debt discount are presented net with the related loan balance in the consolidated balance sheets. The debt discount is being amortized to interest expense over the loan’s term using the effective interest method. During the fiscal year ended
March 31, 2018,
the Company amortized discounts of approximately
$127,000
to interest expense. As of
June 30, 2018,
the Company had issued to PFG
375,000
common shares under the loans.

PFG’s ability to call the debt on default (contingent put) and its ability to assess interest rate at a default rate (contingent interest) are embedded derivatives, which the Company evaluated. The fair value of these embedded features was determined to be immaterial and was not
bifurcated from the debt host for accounting purposes.

Between
June 24, 2017
and
March 25, 2018,
the Company was
not
in compliance with the loan’s revenue and tangible net worth financial covenants and was subject to a default interest rate of
22%
per annum which it accrued and paid when due during this period.

On
March 26, 2018,
concurrent with the execution of the Securities Purchase Agreement for the Series E Shares (see Note
13
– Preferred Stock and Warrants - Series E Senior Convertible Voting Perpetual Preferred Stock), the Company and PFG entered into a modification agreement providing for the restructuring of certain terms associated with approximately
$1.7
million in indebtedness under the
2017
Loan. Subject to the sale of at least
$1.0
million in Series E Shares, PFG agreed to waive all current defaults and cease applying the applicable default interest rate, returning to the stated non-default rate of
16%,
and to lower the revenue and tangible net worth covenants for the remaining term of the loan. As consideration for the modifications, the Company reduced the exercise price of outstanding warrants previously granted to PFG pursuant to the
2014
Loan Agreement and Credit Line to purchase
260,000
shares of the Company’s common stock from
$1.42
to
$0.25
per share and extended the exercisability of the warrants by one
year to
March 13, 2020.

The amendments to the
2017
Loan were recognized as a loan modification. The change in fair value of the warrants of
$43,700,
resulting from the reduced strike price and extension of term, was recognized as a discount to the
2017
Loan and is being amortized to interest expense over the remaining term of the
2017
Loan.

The Company anticipates it will need to seek additional funds through the issuance of new debt, equity securities or product line sales in order to repay the
2017
Loan (including accrued interest and back end fees) in full upon maturity or otherwise enter into a refinancing agreement with PFG. However, there can be no
assurances that such financings, re-financing or product line sales will be available at all, or on terms acceptable to the Company.

8	Term Loans, Revolving Line of Credit and Warrants

2017
Loan Agreement

On
April 27, 2017,
the Company entered into a
$1,500,000
loan agreement with Partners For Growth V, L.P. (“PFG”), which was funded by PFG on
April 28, 2017 (
the
“2017
Loan”). The
2017
Loan, which matures on
April 27, 2019,
provides for interest only payments during the term of the loan with principal and any accrued interest and fees due upon maturity. The
2017
Loan bears interest at a fixed aggregate per annum rate equal to
16%
per annum, of which
9.5%
per annum rate is payable monthly in cash and
6.5%
per annum rate is accrued monthly and due upon maturity. In addition, the Company agreed to pay PFG a cash fee of up to
$100,000
payable upon maturity (the “back-end fee”),
$76,000
of which was earned on
April 27, 2017,
and
$24,000
of which is earned at the rate of
$1,000
per month on the
first
day of each month if the loan principal (or any amount thereof) is outstanding during any day of the prior month. If the Company meets or exceeds certain revenue and net income minimums in fiscal
2018,
the amount could be reduced by
25
percent.

Additionally, the
2017
Loan provides for the Company’s issuance of up to
250,000
common shares to PFG, of which
190,000
was earned by PFG upon signing (
April 27, 2017)
and
60,000
of which is earned at the rate of
2,500
per month on the
first
day of each month if the loan principal (or any amount thereof) is outstanding during any day of the prior month. The
2017
Loan provided for certain financial covenants related to the revenue achievement and maintenance of tangible net worth. PFG can accelerate the maturity of the loan in case of a default and the Company can prepay the loan before maturity without interest prepayments or penalty. The Company has pledged all of its assets as collateral for the
2017
Loan, including all its accounts, inventory, equipment, deposit accounts, intellectual property and all other personal property. The
2017
Loan is subordinate to the Bridge Bank line of credit (see Note
7,
Accounts Receivable Line of Credit).

The requirement to issue
60,000
shares of the Company’s common stock over the term of the loan is an embedded derivative (an embedded equity forward). The Company evaluated the embedded derivative in accordance with ASC
815
-
15
-
25.
The embedded derivative is
not
clearly and closely related to the debt host instrument and therefore has been separately measured at fair value, with subsequent changes in fair value recognized in the consolidated statements of operations.

The proceeds received upon issuing the loan was allocated to: i) common stock, for the fair value of the
190,000
shares of common stock initially issued to the lender; ii) the fair value of the embedded derivative; and iii) the loan host instrument. Upon issuance of the loan, the Company recognized
$1,576,000
of principal payable to PFG, representing the stated principal balance of
$1,500,000
plus the initial back-end fee of
$76,000.
The initial carrying value of the loan was recognized net of debt discount aggregating approximately
$326,000,
which is comprised of the following:

Fees paid to the lender and third parties	$44,000
Back-end fee	76,000
Estimated fair value of embedded equity forward	49,000
Fair value of 190,000 shares of common stock issued to lender	157,000
Aggregate discount amount	$326,000

The bifurcated embedded derivative and the debt discount are presented net with the related loan balance in the consolidated balance sheets. The debt discount is amortized to interest expense over the loan’s term using the effective interest method. During the fiscal year ended
March 31, 2018,
the Company amortized discounts of approximately
$127,000
to interest expense. As of
March 31, 2018,
the Company had issued to PFG
367,500
common shares under the loans.

PFG’s ability to call the debt on default (contingent put) and its ability to assess interest rate at a default rate (contingent interest) are embedded derivatives, which the Company evaluated. The fair value of these embedded features was determined to be immaterial and was not
bifurcated from the debt host for accounting purposes.

Between
June 24, 2017
and
March 25, 2018,
the Company was
not
in compliance with the loan’s revenue and tangible net worth financial covenants and was subject to a default interest rate of
22%
per annum which it accrued and paid when due during this period.

On
March 26, 2018,
concurrent with the execution of the Securities Purchase Agreement for the Series E Shares (see Note
19
– Preferred Stock and Warrants - Series E Senior Convertible Voting Perpetual Preferred Stock), the Company and PFG entered into a modification agreement providing for the restructuring of certain terms associated with approximately
$1.7
million in indebtedness under the
2017
Loan. Subject to the sale of at least
$1.0
million in Series E Shares, PFG agreed to waive all current defaults and cease applying the applicable default interest rate, returning to the stated non-default rate of
16%,
and to lower the revenue and tangible net worth covenants for the remaining term of the loan. As consideration for the modifications, the Company reduced the exercise price of outstanding warrants previously granted to PFG pursuant to the
2014
Loan Agreement and Credit Line to purchase
260,000
shares of the Company’s common stock (see
2014
Loan Agreement, Line Credit and Warrants below) from
$1.42
to
$0.25
per share and extended the exercisability of the warrants by one
year to
March 13, 2020.

The amendments to the
2017
Loan were recognized as a loan modification. The change in fair value of the warrants of
$43,700,
resulting from the reduced strike price and extension of term, was recognized as a discount to the
2017
Loan and is being amortized to interest expense over the remaining term of the
2017
Loan.

The Company anticipates it will need to seek additional funds through the issuance of new debt, equity securities or product line sales in order to repay the
2017
Loan (including accrued interest and back end fees) in full upon maturity or otherwise enter into a refinancing agreement with PFG. However, there can be no
assurances that such financings, re-financing or product line sales will be available at all, or on terms acceptable to the Company.

2014
Loan Agreement, Line of Credit and Warrants

On
March 13, 2014,
the Company entered into a
three
year,
$2.0
million term loan agreement with PFG under which the Company received
$1.0
million on
March 14, 2014.

On
June 16, 2014,
the Company amended its loan agreement with PFG (the “Amendment”). Under the terms of the Amendment, PFG made a revolving credit line available to Giga-tronics in the amount of
$500,000,
which the Company borrowed the entire amount on
June 17, 2014.
The revolving credit line had a
thirty-three
month term. The Amendment also reduced the remaining borrowing capacity under the PFG Loan agreement from
$1.0
million to
$500,000.
Interest on the initial
$1.0
million term loan was fixed at
9.75%
and required monthly interest only payments during the
first
six
months of the agreement followed by monthly principal and interest payments over the remaining thirty
months. The interest on the PFG revolving credit line was fixed, calculated on a daily basis at a rate of
12.50%
per annum. The Company was allowed to prepay the loan at any time prior to its
March 13, 2017
maturity date without a penalty.

On
June 3, 2015,
the Company further amended its loan agreement with PFG (the “Second Amendment”). The Second Amendment cancelled the Company’s
$500,000
of borrowing availability under the
June 2014
Amendment and required the Company to pay PFG
$150,000
towards its existing
$500,000
outstanding balance under the revolving line of credit, which the Company paid in
July 2015.
The Company also agreed to pay PFG an additional
$10,000
per month towards its remaining credit line balance until repaid, followed by like payments towards its term loan balance until repaid. As of
March 26, 2016,
the
$500,000
borrowed with the
June 2014
Amendment had been fully repaid. The
$500,000
credit line and the
$1.0
million term loan were fully repaid by the Company as of
March 25, 2017.

The Company paid a loan fee of
$30,000
upon the initial draw (“First Draw”) and
$15,000
for the
June 2014
Amendment. The loan fees paid were recorded as prepaid expenses and amortized to interest expense over the term of the PFG amended loan agreement. In addition, the loan agreement provided for the issuance of warrants convertible into
300,000
shares of the Company’s common stock, of which
180,000
were exercisable upon receipt of the initial
$1.0
million from the First Draw,
80,000
became exercisable with the First Amendment and
40,000
were cancelled as a result of the Second Amendment. Each warrant issued under the loan agreement has a term of five
years and an exercise price of
$1.42
per common share.

If the warrants are
not
exercised before expiration on
March 13, 2019,
the Company would be required to pay PFG
$150,000
and
$67,000
as settlement for warrants associated with the First Draw and the Amendment, respectively. The warrants could be settled for cash at an earlier date in the event of any acquisition or other change in control of the Company, future public issuance of Company securities or liquidation (or substantially similar event) of the Company. The cash “put” provision results in the warrants being recognized as a derivative liability measured at fair value each reporting period with the change in fair value recorded in the accompanying statement of operations as a gain on adjustment of derivative liability to fair value.

As of
March 25, 2017,
the estimated fair values of the derivative liabilities associated with the warrants issued in connection with the First Draw and Amendment were
$133,000
and
$89,000,
respectively, for a combined value of
$222,000.
On
March 26, 2018,
the Company and PFG agreed to eliminate the cash put provision contained in warrants in exchange for the Company issuing
150,000
shares of the Company’s common stock. Upon removal of the put, the warrants were re-valued using the Black-Scholes option-pricing model prior to being reclassified to equity. The resulting change in fair value of the warrants, along with the fair value of the common stock approximately
$50,000
issued to PFG, was recognized as gain on adjustment of warrant liability in the consolidated statements of operations.

The initial
$1.0
million in proceeds under the term loan agreement were allocated between the PFG Loan and the warrants based on their relative fair values on the date of issuance, which resulted in initial carrying values of
$822,000
and
$178,000,
respectively. The resulting discount of
$178,000
on the PFG Loan was accreted to interest expense under the effective interest method over the term of the PFG Loan, and as of
March 25, 2017
had been fully accreted since the
$1.0
million had been fully repaid.

The proceeds from the
$500,000
credit line issued in connection with the Amendment were allocated between the PFG Loan and the warrants based on their relative fair values on the date of issuance, which resulted in initial carrying values of
$365,000
and
$135,000,
respectively. The resulting discount of
$135,000
on the PFG Loan was accreted to interest expense under the effective interest method over the term of the PFG Loan, and as of
March 26, 2016
had been fully accreted since the
$500,000
from the Amendment had been fully repaid.

For the fiscal year ended
March 25, 2017,
the Company recorded accretion of discount expense associated with the warrants issued with the PFG Loan of
$22,000.